Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000149725
Shareholder Report [Line Items]
Fund Name	MetLife Core Plus Fund
Class Name	I Class Shares
Trading Symbol	LPCIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about I Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, I Class Shares	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 111,952,677
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 19,842
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,952,677	369	$19,842	103%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Municipal Bonds	0.5%
Consumer Discretionary	1.0%
Foreign Government Bond	1.0%
Consumer Staples	1.1%
Materials	1.1%
Industrials	2.3%
Information Technology	2.4%
Health Care	2.5%
Energy	2.5%
Communication Services	4.1%
Asset-Backed Securities	4.7%
Utilities	4.8%
Financials	11.3%
U.S. Treasury Obligations	25.3%
Mortgage-Backed Securities	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.500%	03/15/29	2.3%
U.S. Treasury Notes	3.375%	02/29/28	2.2%
U.S. Treasury Bonds	3.000%	02/15/49	1.9%
U.S. Treasury Bonds	3.125%	05/15/48	1.8%
U.S. Treasury Notes	3.875%	04/15/29	1.8%
U.S. Treasury Notes	3.875%	03/31/31	1.8%
U.S. Treasury Bonds	4.625%	11/15/45	1.5%
U.S. Treasury Bonds	4.625%	02/15/46	1.5%
U.S. Treasury Notes	3.500%	01/31/28	1.5%
U.S. Treasury Bonds	4.625%	11/15/55	1.3%

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents/
C000149726
Shareholder Report [Line Items]
Fund Name	MetLife Core Plus Fund
Class Name	R Class Shares
Trading Symbol	LPCYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about R Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, R Class Shares	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 111,952,677
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 19,842
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,952,677	369	$19,842	103%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Municipal Bonds	0.5%
Consumer Discretionary	1.0%
Foreign Government Bond	1.0%
Consumer Staples	1.1%
Materials	1.1%
Industrials	2.3%
Information Technology	2.4%
Health Care	2.5%
Energy	2.5%
Communication Services	4.1%
Asset-Backed Securities	4.7%
Utilities	4.8%
Financials	11.3%
U.S. Treasury Obligations	25.3%
Mortgage-Backed Securities	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.500%	03/15/29	2.3%
U.S. Treasury Notes	3.375%	02/29/28	2.2%
U.S. Treasury Bonds	3.000%	02/15/49	1.9%
U.S. Treasury Bonds	3.125%	05/15/48	1.8%
U.S. Treasury Notes	3.875%	04/15/29	1.8%
U.S. Treasury Notes	3.875%	03/31/31	1.8%
U.S. Treasury Bonds	4.625%	11/15/45	1.5%
U.S. Treasury Bonds	4.625%	02/15/46	1.5%
U.S. Treasury Notes	3.500%	01/31/28	1.5%
U.S. Treasury Bonds	4.625%	11/15/55	1.3%

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents/